Notes to the Balance Sheet - Summary of Other Financial Assets (Details) - Gross carrying amount [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments [Line Items]
Current financial assets available-for-sale	€ 8,875	€ 287,938
Money market funds 1 [member]
Investments [Line Items]
Maturity	daily	daily
Cost	€ 8,874	€ 288,050
Gross Unrealized Gains	1	293
Gross unrealized losses on financial assets available-for-sale	0	(405)
Current financial assets available-for-sale	€ 8,875	€ 287,938